Investment Securities (Details 4)	Dec. 31, 2025 USD ($) integer	Dec. 31, 2024 USD ($) integer
Fair Value Less Than 12 Months	$ 980,268	$ 5,524,294
Unrealized Loss Less Than 12 Months	3,766	64,905
Fair Value 12 Months Or More	116,193,331	142,356,529
Unrealized Loss 12 Months Or More	$ 12,711,558	$ 20,116,443
Number Of Securities | integer	169	199
Fair Value	$ 117,173,599	$ 147,880,823
Unrealized Loss	12,715,324	20,181,348
Taxable municipal securities
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	265,563	247,745
Unrealized Loss 12 Months Or More	$ 34,437	$ 52,255
Number Of Securities | integer	1	1
Fair Value	$ 265,563	$ 247,745
Unrealized Loss	34,437	52,255
Tax-exempt municipal securities
Fair Value Less Than 12 Months	980,268	3,043,981
Unrealized Loss Less Than 12 Months	3,766	37,705
Fair Value 12 Months Or More	5,553,783	3,945,428
Unrealized Loss 12 Months Or More	$ 491,049	$ 576,464
Number Of Securities | integer	14	15
Fair Value	$ 6,534,051	$ 6,989,409
Unrealized Loss	494,815	614,169
Other investments [Member]
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	487,866	473,227
Unrealized Loss 12 Months Or More	$ 8,134	$ 22,773
Number Of Securities | integer	2	2
Fair Value	$ 487,866	$ 473,227
Unrealized Loss	8,134	22,773
U.S. GSE Debt Securities
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	11,443,777	10,963,515
Unrealized Loss 12 Months Or More	$ 556,223	$ 1,036,485
Number Of Securities | integer	11	11
Fair Value	$ 11,443,777	$ 10,963,515
Unrealized Loss	556,223	1,036,485
U.S. Government securities
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	11,335,980	26,755,143
Unrealized Loss 12 Months Or More	$ 185,660	$ 824,566
Number Of Securities | integer	21	41
Fair Value	$ 11,335,980	$ 26,755,143
Unrealized Loss	185,660	824,566
Agency mortgage-backed securities (Agency MBS) [Member]
Fair Value Less Than 12 Months	0	2,480,313
Unrealized Loss Less Than 12 Months	0	27,200
Fair Value 12 Months Or More	83,695,677	91,208,171
Unrealized Loss 12 Months Or More	$ 11,344,758	$ 17,369,737
Number Of Securities | integer	112	118
Fair Value	$ 83,695,677	$ 93,688,484
Unrealized Loss	11,344,758	17,396,937
ABS and OAS [Member]
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	1,666,881	1,957,765
Unrealized Loss 12 Months Or More	$ 78,970	$ 140,696
Number Of Securities | integer	4	4
Fair Value	$ 1,666,881	$ 1,957,765
Unrealized Loss	78,970	140,696
CMO [Member]
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	1,743,804	6,805,535
Unrealized Loss 12 Months Or More	$ 12,327	$ 93,467
Number Of Securities | integer	4	7
Fair Value	$ 1,743,804	$ 6,805,535
Unrealized Loss	$ 12,327	$ 93,467